American International Life Assurance
Company of New York
One Alico Plaza
P.O. Box 667
Wilmington, DE 19899-0667
302-594-2952

September 9, 1997


Securities and Exchange Commission
Division of Investment Management
Insurance Products-Branch #20
450 Fifth Street, N.W.
Washington, DC 20549


Attention:      Filing Desk
                      Room 1004
                      Document Control

Re:                American International Life Assurance
                      Company of New York
                      Variable Account A
                      File No. 33-9144


Gentlemen:

Pursuant to Rule 30b2-1 of the Investment Company Act of 1940, we submit electronically a copy of the letter that was sent to our variable annuity contractholders for Variable Account A. (See Exhibit 1) The letter dated August 1997 was mailed September 2, 1997 and enclosed the Semi-Annual Report of the underlying fund.

In addition this filing incorporates by reference the electronic filing of the Semi-Annual report of the Delaware Group Premium Fund, Inc., CIK 0000814230, File No. 811-5162, made on August 29, 1997.